Balance Sheets - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Assets:
Cash and cash equivalents	$ 6,183,783	$ 28,091
Prepaid expenses	244,869	0
Total current assets	6,428,652	28,091
Long-Term Assets:
Furniture and equipment, net of accumulated depreciation	16,346	0
Intangible assets	11,128,790	0
Total Assets	17,573,788	28,091
Current Liabilities:
Accounts payable and accrued expenses	944,997	322,790
Accounts payable and accrued expenses-related party	37,500	0
Convertible notes payable	297,656	450,000
Total current liabilities	1,280,153	772,790
Long-term payable-related party	50,000	0
Total Liabilities	1,330,153	772,790
Commitment and contingencies
Stockholders' Equity (Deficit):
Preferred stock, $0.001 par value; 5,000,000 authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value; 75,000,000 authorized, 12,054,813 and 6,661,000 shares issued and outstanding, respectively	12,055	6,661
Subscription receivable	(3,000)	(3,000)
Additional paid-in capital	19,485,987	0
Accumulated deficit	(3,251,407)	(748,360)
Total Stockholders' Equity (Deficit)	16,243,635	(744,699)
Members’ Deficit:
Total Liabilities and Stockholders' Equity (Deficit)	$ 17,573,788	28,091
Moleculin, LLC [Member]
Current Assets:
Cash and cash equivalents		31,867	$ 524,477
Prepaid expenses		2,354	2,076
Total current assets		34,221	526,553
Long-Term Assets:
Furniture and equipment, net of accumulated depreciation		11,259	22,595
Other receivables		0	232,300
Total Assets		45,480	781,448
Current Liabilities:
Accounts payable and accrued expenses		838,072	1,047,455
Accounts payable and accrued liabilities - related parties		66,871	25,744
Common units payable		0	548,630
Note payable		55,774	0
Convertible notes payable		1,020,064	0
Current portion of long-term note payable		414,165	0
Convertible notes payable- related parties, net of $30,215 discount		483,864	0
Total current liabilities		2,878,810	1,621,829
Long-term payable-related party		0	414,165
Convertible notes payable, net of $237,664 discount and $107,558 deferred financing costs		0	789,705
Convertible notes payable - related parties, net of $90,811 discount		0	423,268
Total Liabilities		2,878,810	3,248,967
Commitment and contingencies
Stockholders' Equity (Deficit):
Accumulated deficit		(14,203,516)	(13,837,705)
Total Stockholders' Equity (Deficit)		(2,833,330)	(2,467,519)
Members’ Deficit:
Preferred units, 16,321,558 units authorized, 13,515,820 units issued and outstanding		10,620,186	10,620,186
Common units, 4,727,074 authorized, 4,178,444 units issued and outstanding		750,000	750,000
Total Members’ Deficit		(2,833,330)	(2,467,519)
Total Liabilities and Stockholders' Equity (Deficit)		$ 45,480	$ 781,448